Business Combinations - Additional information (Details) - Avon Products, Inc. [Member] - BRL (R$) R$ in Thousands			6 Months Ended
	Jan. 03, 2020	Jan. 03, 2020	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Transaction costs incurred through the completion of the transaction		R$ 112,000
Net operating loss deferred tax assets	R$ 311,000	311,000
Other net deferred tax liabilities	1,309,000	R$ 1,309,000
Net revenues contributed by acquiree since the acquisition date			R$ 7,510,700
Losses of acquiree since the acquisition date			R$ 1,041,000
Revenue of acquiree through the date the acquisition was completed	R$ 0